Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

Idealab

The Chief Executive Officer of our Company also serves as the chairman of the board of directors of Idealab. Idealab, a minority owner of Heliogen’s outstanding voting stock through its wholly owned subsidiary, Idealab Holdings, is a party to a lease with the Company and provides various services through service agreements which include accounting, human resources, legal, information technology, marketing, public relations, and certain other operational support and executive advisory services. On occasion, Idealab may pay for certain expenses on our behalf, for which we reimburse Idealab. These expenses, include parking, postage, tax return preparation fees, patent fees, corporate filing fees, press release costs and other miscellaneous charges and are not considered related party transactions. No such expenses were paid on our behalf nor reimbursements made during the three months ended March 31, 2022 and March 31, 2021. All expenses or amounts paid to Idealab pursuant to these agreements are reported within selling, general, and administrative (“SG&A”) in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

In May 2021, Heliogen sub-leased a portion of its office space in Pasadena, CA to Idealab for a term of seven years. The sub-lease has an initial annual base rent of approximately $150,000 and contains a 3% per annum escalation clause. The sub-lease is subject to termination by either party upon six months prior written notice. Concurrently with the parties’ entering into the sub-lease agreement, Idealab and Heliogen also entered into certain property management and shared facilities staffing agreements, which provide that Heliogen pays Idealab approximately $3,000 per month for building management services and approximately $13,000 per month for shared facilities staff and services (with proportional reimbursement of salaries). Such agreements are subject to termination right by either party with 90 days prior written notice. For the three months ended March 31, 2022, we recognized $39,000 in rental revenue reported within other expense, net in our Condensed Consolidated Statements of Operations and Comprehensive Loss.

The amounts charged to us or reimbursed by us under these agreements were as follows:

	Three Months Ended March 31,
$ in thousands	2022	2021
Administrative services provided by Idealab	$133	$288

12. Related Party Transactions

Idealab

The Chief Executive Officer of our Company also serves as the chairman of the board of directors of Idealab. Idealab, a minority owner of Heliogen’s outstanding voting stock through its wholly owned subsidiary, Idealab Holdings, provides various services through service agreements which include leasing office space, accounting, human resources, legal, information technology, marketing, public relations, and certain other executive services. On occasion, Idealab may pay for certain expenses on our behalf, for which we reimburse Idealab. These expenses, include parking, postage, tax return preparation fees, patent fees, corporate filing fees, press release cost and are not considered related party. No such expenses were paid on our behalf nor reimbursements made for the year ended December 31, 2021. All expenses or amounts paid to Idealab pursuant to these agreements are reported within selling, general, and administrative in the Consolidated Statements of Operations and Comprehensive Loss.

In May 2021, Heliogen sub-leased a portion of its office space in Pasadena, CA to Idealab for a term of seven years. Refer to Note 13 — Leases for further discussion of our new Pasadena, CA office space lease. The sub-lease has an initial annual base rent of approximately $150,000 and contains a 3% per annum escalation clause. The sub-lease is subject to termination by either party upon six months prior written notice. Concurrently with the parties’ entering into the sub-lease agreement, Idealab and Heliogen also entered into certain property management and shared facilities staffing agreements, which provide that Heliogen pays Idealab approximately $3,000 per month for building management services and approximately $13,000 per month for shared facilities staff and services (with proportional reimbursement of salaries). Such agreements are subject to termination right by either party with 90 days’ prior written notice. For the year ended December 31, 2021, we recognized $85 thousand in rental revenue reported within other income (expense), net in our Consolidated Statements of Operations and Comprehensive Loss.

The amounts charged to us or reimbursed by us under these agreements were as follows ($ in thousands):

	Years ended December 31,
	2021	2020
Administrative services provided by Idealab	$1,334	$536
Reimbursement to Idealab for expenses incurred	—	281
Total Idealab transactions	$1,334	$817